Annual Fund Operating Expenses	Aug. 31, 2022
Delaware Tax-Free USA Fund | Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Delaware Tax-Free USA Fund | Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.66%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Delaware Tax-Free USA Fund | Institutional Class
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.66%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.55%
Delaware Tax-Free USA Intermediate Fund | Class A
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.75%
Delaware Tax-Free USA Intermediate Fund | Class C
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.62%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.50%
Delaware Tax-Free USA Intermediate Fund | Institutional Class
Operating Expenses:
Management fees	0.48%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.62%
Fee waivers and expense reimbursements	(0.12%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.50%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from December 29, 2022 through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The Fund’s Class A shares also are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.50% of the Fund’s average daily net assets from December 29, 2022 through December 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.